SHAREHOLDERS' EQUITY (Summary of Restricted Stock Units Activity) (Details) - Restricted Stock Awards And Restricted Stock Units [Member]	12 Months Ended
Dec. 31, 2015 shares
Number of RSU and RSA
Outstanding at January 1, 2015	771,565
Issued	376,367
Vested	(300,030)
Forfeited	(94,697)
Outstanding at December 31, 2015	753,205